Schedule of Cost of sales (Details) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total cost of sales	$ 9,199,857	$ 8,110,209	$ 18,698,342	$ 15,375,900	$ 27,810,782	$ 24,062,603
Cost of finished goods [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	2,189,181	1,745,113	4,337,709	2,716,613	5,273,627
Cost of material [membr]
IfrsStatementLineItems [Line Items]
Total cost of sales	5,401,859	5,016,144	11,229,280	9,835,424	17,432,898	18,710,436
Direct labor [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	559,775	548,145	1,147,406	1,069,980	1,917,665	2,154,793
Freight and storage [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	772,866	521,170	1,470,317	1,141,616	2,112,109	1,615,464
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	83,823	79,797	167,646	205,254	481,093	547,454
Occupancy costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	151,923	88,698	297,387	200,887	341,790	415,436
Repairs and maintenance [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	$ 40,430	$ 111,142	$ 48,597	$ 206,126	$ 251,600	$ 619,020